                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ];   Amendment Number: _________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


/S/ Dominic Williams                    London, England   August 14, 2009
-------------------------------------
Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         56

Form 13F Information Table Value Total:   $215,531
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
01    28-12644               J. Rothschild Capital Management Limited

                           FORM 13F INFORMATION TABLE

          COLUMN 1         COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------- ---------- --------- -------- ---------------------- ---------- -------- ----------------------
                                                                                                      VOTING AUTHORITY
                           TITLE OF              VALUE   SHRS OR  SH/   PUT/   INVESTMENT   OTHER  ----------------------
     NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT  PRN   CALL   DISCRETION MANAGERS    SOLE   SHARED  NONE
------------------------- ---------- --------- -------- --------- --- -------- ---------- -------- --------- ------ -----
ACCENTURE LTD BERMUDA        CL A    G1150G111      652    19,500  SH             SOLE                19,500
AGCO CORP                    COM     001084102      279     9,600  SH             SOLE                 9,600
AGRIUM INC                   COM     008916108      732    15,760  SH             SOLE                15,760
ALTERA CORP                  COM     021441100      151     9,260  SH             SOLE                 9,260
APPLE INC                    COM     037833100    3,837    26,920  SH             SOLE                26,920
APPLIED MATLS INC            COM     038222105   16,170 1,474,000  SH             SOLE             1,474,000
ARCHER DANIELS MIDLAND CO    COM     039483102    1,991    74,440  SH             SOLE                74,440
ATP OIL & GAS CORP           COM     00208J108      789   113,600  SH             SOLE               113,600
BUNGE LTD                    COM     G16962105      886    14,740  SH             SOLE                14,740
CANADIAN NATL RY CO          COM     136375102   16,557   385,500  SH             SOLE               385,500
CARRIZO OIL & CO INC         COM     144577103    1,199    69,940  SH             SOLE                69,940
CATERPILLAR INC DEL          COM     149123101    2,003    60,620  SH             SOLE                60,620
CHINA UNICOM (HONG KONG)
   LIMITED                SPONSORED
                             ADR     16945R104      293    22,000  SH             SOLE                22,000
CISCO SYSTEMS                COM     17275R102   11,558   620,050  SH             SOLE               620,050
CITIGROUP INC                COM     172967101   16,428 5,550,000  SH             SOLE             5,550,000
CNH GLOBAL N V             SHS NEW   N20935206      341    24,340  SH             SOLE                24,340
COMPTON PETE CORP            COM     204940100    3,292 2,475,000  SH             SOLE             2,475,000
CSX CORP                     COM     126408103   19,808   572,000  SH             SOLE               572,000
DEERE & CO                   COM     244199105    1,756    43,950  SH             SOLE                43,950
DR PEPPER SNAPPLE GROUP
   INC                       COM     26138E109      636    30,000  SH             SOLE                30,000
EBAY INC                     COM     278642103   21,901 1,280,000  SH             SOLE             1,280,000
F M C CORP                 COM NEW   302491303      376     7,950  SH             SOLE                 7,950
GMX RES INC                  COM     38011M108      901    84,780  SH             SOLE                84,780
GOLDCORP INC NEW             COM     380956409      606    15,000  SH             SOLE                15,000

                           FORM 13F INFORMATION TABLE

GOOGLE INC                   CL A    38259P508    3,701     8,780  SH             SOLE                 8,780
HESS CORP                    COM     42809H107   15,384   286,700  SH             SOLE               286,700
HEWLETT PACKARD CO           COM     428236103    2,622    67,900  SH             SOLE                67,900
INTEL CORP                   COM     458140100    2,551   154,330  SH             SOLE               154,330
INTERNATIONAL BUSINESS
   MACHS                     COM     459200101    3,935    37,720  SH             SOLE                37,720
KLA-TENCOR CORP              COM     482480100      107     4,240  SH             SOLE                 4,240
LEGG MASON INC               COM     524901105   29,293 1,201,500  SH             SOLE             1,201,500
LINEAR TECHNOLOGY CORP       COM     535678106      149     6,360  SH             SOLE                 6,360
MICROSOFT CORP               COM     594918104   13,883   583,580  SH             SOLE               583,580
MONSANTO CO NEW              COM     61166W101    4,364    58,700  SH             SOLE                58,700
MOSAIC CO                    COM     61945A107    1,958    44,200  SH             SOLE                44,200
NETAPP INC                   COM     64110D104      184     9,330  SH             SOLE                 9,330
NILE THERAPEUTICS INC        COM     654145101    1,568 1,741,690  SH             SOLE             1,741,690
NOKIA CORP                SPONSORED
                             ADR     654902204    1,579   108,330  SH             SOLE               108,330
ORACLE CORP                  COM     68389X105    3,054   142,510  SH             SOLE               142,510
POTASH CORP SASK INC         COM     73755L107    2,789    29,970  SH             SOLE                29,970
QUALCOMM INC                 COM     747525103    2,025    44,770  SH             SOLE                44,770
STARENT NETWORKS CORP        COM     85528P108      366    15,000  SH             SOLE                15,000
TERRA INDS INC               COM     880915103      286    11,800  SH             SOLE                11,800
TESCO CORP                   COM     88157K101      647    81,800  SH             SOLE                81,800
AMERICAN WTR WKS CO INC
   NEW                       COM     030420103      143     7,500  SH           DEFINED      01        7,500
CISCO SYSTEMS                COM     17275R102      186    10,000  SH           DEFINED      01       10,000
DEVON ENERGY CORP NEW        COM     25179M103      109     2,000  SH           DEFINED      01        2,000
EBAY INC                     COM     278642103      205    12,000  SH           DEFINED      01       12,000
GOLDCORP INC NEW             COM     380956409      182     4,500  SH           DEFINED      01        4,500
ISHARES TR                 BARCLYS
                           TIPS BD   464287176      152     1,500 PRN           DEFINED      01                     1,500
LEGG MASON INC               COM     524901105      146     6,000  SH           DEFINED      01        6,000
MICROSOFT CORP               COM     594918104      214     9,000  SH           DEFINED      01        9,000

                           FORM 13F INFORMATION TABLE

OLIN CORP                 COM PAR $1 680665205      149    12,500  SH           DEFINED      01       12,500
REDWOOD TR INC               COM     758075402       89     6,000  SH           DEFINED      01        6,000
TAIWAN FD INC                COM     874036106      119    10,000  SH           DEFINED      01       10,000
THERMO FISHER SCIENTIFIC
   INC                       COM     883556102      139     3,400  SH           DEFINED      01        3,400
TRANSOCEAN LTD             REG SHS   H8817H100      111     1,500  SH           DEFINED      01        1,500